Capital adequacy (Details)	Jan. 01, 2027	Sep. 30, 2025
Capital adequacy
Countercyclical capital buffer		1.00%
Industry minimum CET1 requirement, ratio		4.50%
Capital buffer applicable to D-SIBs, ratio		5.75%
Tier 1 Ratio requirement		11.75%
Total Capital Ratio requirement		13.75%
Target CET1 operating capital, ratio		11.25%
Forecast
Capital adequacy
Target CET1 operating capital, ratio	10.50%
Adjustment to Target CET1 operating capital, ratio	0.25%
Minimum
Capital adequacy
Total CET1 requirement, ratio		10.25%
Target CET1 operating capital, ratio		11.00%
Maximum
Capital adequacy
Target CET1 operating capital, ratio		11.50%
APRA Prudential Standards
Capital adequacy
CET1 Ratio, Minimum		4.50%
Tier 1 Capital Ratio, Minimum		6.00%
Total Regulatory Capital Ratio, Minimum		8.00%
Capital conservation buffer		4.75%
Surcharge included in the capital conservation buffer for ADIs designated by APRA as D-SIBs		1.00%
APRA Prudential Standards | Minimum
Capital adequacy
Countercyclical capital buffer		0.00%
APRA Prudential Standards | Maximum
Capital adequacy
Countercyclical capital buffer		3.50%
APRA Revised Standards
Capital adequacy
Minimum leverage ratio		3.50%